                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Vercingetorix Corp

Address: 122 East 55th St, 5th Floor
         New York NY 10022

Form 13F File Number:  28-11801


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis L. Alexander
Title: Managing Partner
Phone: 978-579-9700


Signature, Place, and Date of Signing:

/s/ Curtis L. Alexander            Sudbury, MA                   8/15/08
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-                               NONE
       ---------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None
                                            --------------
Form 13F Information Table Entry Total:           15
                                            --------------
Form 13F Information Table Value Total:     107,703,206.83
                                            --------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               NONE

Report: POS013F
Printed: 08/15/2008  11:17:24

                           FORM 13F INFORMATION TABLE

                        TITLE                                                                         VOTING AUTHORITY
                         OF               VALUE   SHARES /    SH/    PUT/ INVSTMNT        OTHER       ----------------
NAME OF ISSUER          CLASS   CUSIP   (x$1000)  PRN AMT     PRN    CALL  DSCRETN      MANAGERS      SOLE SHARED NONE
---------------------- ------ --------- -------- --------- --------- ---- -------- ------------------ ---- ------ ----
COMCAST CORP  NEW CL A EQUITY 20030N101    2,625   119,300   119,300    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
MILLICOM INTERNATIONAL
CELLULAR SA            EQUITY L6388F110   19,039   229,883   229,883    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
NII HOLDINGS INC CL B  EQUITY 62913F201    2,947    54,000    54,000    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
MEDIACOM
COMMUNICATIONS CORP
CL A                   EQUITY 58446K105      717    91,650    91,650    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
***ROGERS
COMMUNICATIONS INC
CL B NON-VTG           EQUITY 775109200    6,994   206,300   206,300    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
VALUEVISION MEDIA INC
CL A                   EQUITY 92047K107    3,904 1,314,390 1,314,390    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
VIMPELCOM-SP ADR
COMMUNICATIONS
SPONSORED ADR          EQUITY 68370R109    4,450   182,600   182,600    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
CENTRAL EUROPEAN MEDIA
ENTERPRISES LTD-CL A   EQUITY G20045202   20,482   242,966   242,966    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
ACCESS INTEGRATED
TECHNOLOGIES  INC CL A EQUITY 004329108    1,130   565,080   565,080    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
OUTDOOR CHANNEL
HOLDINGS INC  NEW      EQUITY 690027206      675    85,650    85,650    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
LIBERTY GLOBAL INC
CLASS A                EQUITY 530555101    4,345   128,096   128,096    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
LIBERTY GLOBAL INC
SERIES C               EQUITY 530555309    5,552   173,596   173,596    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
ORBCOMM INC            EQUITY 68555P100    5,158   874,230   874,230    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
TIME WARNER CABLE-A
CLASS A                EQUITY 88732J108    4,484   162,700   162,700    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP
VIRGIN MEDIA INC       EQUITY 92769L101    3,346   303,055   303,055    0       -- 48386472 - Media     --     --   --
                                                                                   Group Investors LP

This report is provided for informational purposes only. Your UBS brokerage statement is the official statement of your account.